Related Party Transactions (Other assets and liabilities, Income and expenses with related parties) (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks		$ 99,802	$ 23,086
Transactions in the course of collection		63,969	35,469
Financial assets held-for-trading		880	205
Derivative instruments		495,378	415,683
Investment instruments		12,141	14,690
Other assets		76,548	80,569
Total		748,718	569,702
Liabilities
Demand deposits		227,377	169,607
Transactions in the course of payment		16,202	58,987
Obligations under repurchase agreements		54,030	84,465
Savings accounts and time deposits		396,028	219,322
Derivative instruments		432,669	337,299
Borrowings from financial institutions		292,172	228,269
Lease liabilities		5,138
Other liabilities		151,335	115,145
Total		1,574,951	1,213,094
Type of income or expense recognized
Interest and revenue income		19,039	21,736	$ 26,485
Interest and revenue expense		2,619	7,196	9,332
Fees and commission income		72,931	70,286	65,995
Fees and commission expense		65,383	74,205	69,843
Derivative instruments income	[1]	124,967	85,500	33,540
Derivative instruments expense	[1]	73,252	42,365	97,416
Other financial operations income		87		1
Other financial operations expenses		119
Release or established of provision for credit risk expense		106	34	252
Operating expenses		120,559	105,734	100,389
Other income		542	446	3,723
Other expense		$ 26	$ 45	$ 56

[1]	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$123,461 million as of December 31, 2019 (net gain of Ch$71,297 million as of December 31, 2018 and net loss of Ch$96,075 as of December 31, 2017).